Note 18 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	November 30, 2015	November 30, 2014	November 30, 2013
	$	$	$

Revenue
United States	4,093,781	8,769,693	1,527,474
	4,093,781	8,769,693	1,527,474

Total assets
Canada	5,224,299	7,875,035	4,379,501

Total property and equipment
Canada	1,759,438	1,618,897	1,231,309